Insurance business - Movements in carrying amounts of insurance contracts - analysis by remaining coverage and incurred claims (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		$ (136)	$ (116)
Opening liabilities		108,816	119,307
Insurance contracts liability (asset) opening balance		108,680	119,191
Insurance revenue
Contracts under the fair value approach		(704)	(805)
Contracts under the modified retrospective approach		(170)	(171)
Other contracts		(1,385)	(1,001)
Total insurance revenue	[1]	(2,259)	(1,977)	$ 0
Insurance service expenses
Incurred claims and other insurance service expenses		907	853
Amortisation of insurance acquisition cash flows		163	132
Losses and reversal of losses on onerous contracts		109	170
Adjustments to liabilities for incurred claims		2	13
Total insurance service expenses		1,181	1,168
Investment components		0	0
Insurance service result		(1,078)	(809)
Net finance (income)/expense from insurance contracts		8,300	(16,192)
Other movements recognised in the statement of profit or loss		277
Effect of movements in exchange rates		980	(2,267)
Total changes in the statement of profit or loss and other comprehensive income		8,479	(19,268)
Cash flows
Premiums received		13,872	13,622
Claims and other insurance service expenses paid, including investment components, and other cash flows		(9,628)	(6,663)
Insurance acquisition cash flows		(804)	(585)
Total cash flows		3,440	6,374
Other movements		0	2,383
Insurance contracts liability (asset) closing balance		120,599	108,680	119,191
Closing assets		(252)	(136)	(116)
Closing liabilities		120,851	108,816	119,307
Amounts recognised in profit or loss
Insurance service expenses
Net finance (income)/expense from insurance contracts		7,809	(13,799)
Amounts recognised in OCI
Insurance service expenses
Net finance (income)/expense from insurance contracts		491	(2,393)
Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(5)	0
Opening liabilities		105,145	115,271
Insurance contracts liability (asset) opening balance		105,140	115,271
Insurance revenue
Contracts under the fair value approach		(508)	(571)
Contracts under the modified retrospective approach		(148)	(147)
Other contracts		(1,079)	(783)
Total insurance revenue		(1,735)	(1,501)
Insurance service expenses
Incurred claims and other insurance service expenses		615	573
Amortisation of insurance acquisition cash flows		109	102
Losses and reversal of losses on onerous contracts		32	84
Adjustments to liabilities for incurred claims		1	2
Total insurance service expenses		757	761
Investment components		0	0
Insurance service result		(978)	(740)
Net finance (income)/expense from insurance contracts		8,042	(16,036)
Other movements recognised in the statement of profit or loss		294
Effect of movements in exchange rates		949	(2,174)
Total changes in the statement of profit or loss and other comprehensive income		8,307	(18,950)
Cash flows
Premiums received		12,616	12,740
Claims and other insurance service expenses paid, including investment components, and other cash flows		(8,517)	(5,783)
Insurance acquisition cash flows		(522)	(423)
Total cash flows		3,577	6,534
Other movements		0	2,285
Insurance contracts liability (asset) closing balance		117,024	105,140	115,271
Closing assets		(13)	(5)	0
Closing liabilities		117,037	105,145	115,271
Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(131)	(116)
Opening liabilities		3,671	4,036
Insurance contracts liability (asset) opening balance		3,540	3,920
Insurance revenue
Contracts under the fair value approach		(196)	(234)
Contracts under the modified retrospective approach		(22)	(24)
Other contracts		(306)	(218)
Total insurance revenue		(524)	(476)
Insurance service expenses
Incurred claims and other insurance service expenses		292	280
Amortisation of insurance acquisition cash flows		54	30
Losses and reversal of losses on onerous contracts		77	86
Adjustments to liabilities for incurred claims		1	11
Total insurance service expenses		424	407
Investment components		0	0
Insurance service result		(100)	(69)
Net finance (income)/expense from insurance contracts		258	(156)
Other movements recognised in the statement of profit or loss		(17)
Effect of movements in exchange rates		31	(93)
Total changes in the statement of profit or loss and other comprehensive income		172	(318)
Cash flows
Premiums received		1,256	882
Claims and other insurance service expenses paid, including investment components, and other cash flows		(1,111)	(880)
Insurance acquisition cash flows		(282)	(162)
Total cash flows		(137)	(160)
Other movements		0	98
Insurance contracts liability (asset) closing balance		3,575	3,540	3,920
Closing assets		(239)	(131)	(116)
Closing liabilities		3,814	3,671	4,036
Excluding loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(5)	0
Opening liabilities		104,676	114,952
Insurance contracts liability (asset) opening balance		104,671	114,952
Insurance revenue
Contracts under the fair value approach		(508)	(571)
Contracts under the modified retrospective approach		(148)	(147)
Other contracts		(1,079)	(783)
Total insurance revenue		(1,735)	(1,501)
Insurance service expenses
Incurred claims and other insurance service expenses		0	0
Amortisation of insurance acquisition cash flows		109	102
Losses and reversal of losses on onerous contracts		0	0
Adjustments to liabilities for incurred claims		0	0
Total insurance service expenses		109	102
Investment components		(8,104)	(5,487)
Insurance service result		(9,730)	(6,886)
Net finance (income)/expense from insurance contracts		8,042	(16,038)
Other movements recognised in the statement of profit or loss		513
Effect of movements in exchange rates		942	(2,159)
Total changes in the statement of profit or loss and other comprehensive income		(233)	(25,083)
Cash flows
Premiums received		12,616	12,740
Claims and other insurance service expenses paid, including investment components, and other cash flows		(15)	0
Insurance acquisition cash flows		(522)	(423)
Total cash flows		12,079	12,317
Other movements		14	2,485
Insurance contracts liability (asset) closing balance		116,531	104,671	114,952
Closing assets		(15)	(5)	0
Closing liabilities		116,546	104,676	114,952
Excluding loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(187)	(159)
Opening liabilities		3,359	3,825
Insurance contracts liability (asset) opening balance		3,172	3,666
Insurance revenue
Contracts under the fair value approach		(196)	(234)
Contracts under the modified retrospective approach		(22)	(24)
Other contracts		(306)	(218)
Total insurance revenue		(524)	(476)
Insurance service expenses
Incurred claims and other insurance service expenses		0	0
Amortisation of insurance acquisition cash flows		54	30
Losses and reversal of losses on onerous contracts		0	0
Adjustments to liabilities for incurred claims		0	0
Total insurance service expenses		54	30
Investment components		(818)	(549)
Insurance service result		(1,288)	(995)
Net finance (income)/expense from insurance contracts		254	(154)
Other movements recognised in the statement of profit or loss		(8)
Effect of movements in exchange rates		25	(88)
Total changes in the statement of profit or loss and other comprehensive income		(1,017)	(1,237)
Cash flows
Premiums received		1,256	882
Claims and other insurance service expenses paid, including investment components, and other cash flows		1	0
Insurance acquisition cash flows		(282)	(162)
Total cash flows		975	720
Other movements		(9)	23
Insurance contracts liability (asset) closing balance		3,121	3,172	3,666
Closing assets		(279)	(187)	(159)
Closing liabilities		3,400	3,359	3,825
Loss component | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		0	0
Opening liabilities		114	93
Insurance contracts liability (asset) opening balance		114	93
Insurance revenue
Contracts under the fair value approach		0	0
Contracts under the modified retrospective approach		0	0
Other contracts		0	0
Total insurance revenue		0	0
Insurance service expenses
Incurred claims and other insurance service expenses		(6)	5
Amortisation of insurance acquisition cash flows		0	0
Losses and reversal of losses on onerous contracts		32	84
Adjustments to liabilities for incurred claims		0	0
Total insurance service expenses		26	89
Investment components		0	0
Insurance service result		26	89
Net finance (income)/expense from insurance contracts		0	0
Other movements recognised in the statement of profit or loss		(5)
Effect of movements in exchange rates		1	(4)
Total changes in the statement of profit or loss and other comprehensive income		22	85
Cash flows
Premiums received		0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows		0	0
Insurance acquisition cash flows		0	0
Total cash flows		0	0
Other movements		(14)	(64)
Insurance contracts liability (asset) closing balance		122	114	93
Closing assets		1	0	0
Closing liabilities		121	114	93
Loss component | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		21	7
Opening liabilities		109	67
Insurance contracts liability (asset) opening balance		130	74
Insurance revenue
Contracts under the fair value approach		0	0
Contracts under the modified retrospective approach		0	0
Other contracts		0	0
Total insurance revenue		0	0
Insurance service expenses
Incurred claims and other insurance service expenses		(24)	(6)
Amortisation of insurance acquisition cash flows		0	0
Losses and reversal of losses on onerous contracts		77	86
Adjustments to liabilities for incurred claims		0	0
Total insurance service expenses		53	80
Investment components		0	0
Insurance service result		53	80
Net finance (income)/expense from insurance contracts		3	2
Other movements recognised in the statement of profit or loss		4
Effect of movements in exchange rates		(2)	(2)
Total changes in the statement of profit or loss and other comprehensive income		58	80
Cash flows
Premiums received		0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows		0	0
Insurance acquisition cash flows		0	0
Total cash flows		0	0
Other movements		(13)	(24)
Insurance contracts liability (asset) closing balance		175	130	74
Closing assets		(16)	21	7
Closing liabilities		191	109	67
Incurred claims | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		0	0
Opening liabilities		355	226
Insurance contracts liability (asset) opening balance		355	226
Insurance revenue
Contracts under the fair value approach		0	0
Contracts under the modified retrospective approach		0	0
Other contracts		0	0
Total insurance revenue		0	0
Insurance service expenses
Incurred claims and other insurance service expenses		621	568
Amortisation of insurance acquisition cash flows		0	0
Losses and reversal of losses on onerous contracts		0	0
Adjustments to liabilities for incurred claims		1	2
Total insurance service expenses		622	570
Investment components		8,104	5,487
Insurance service result		8,726	6,057
Net finance (income)/expense from insurance contracts		0	2
Other movements recognised in the statement of profit or loss		(214)
Effect of movements in exchange rates		6	(11)
Total changes in the statement of profit or loss and other comprehensive income		8,518	6,048
Cash flows
Premiums received		0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows		(8,502)	(5,783)
Insurance acquisition cash flows		0	0
Total cash flows		(8,502)	(5,783)
Other movements		0	(136)
Insurance contracts liability (asset) closing balance		371	355	226
Closing assets		1	0	0
Closing liabilities		370	355	226
Incurred claims | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		35	36
Opening liabilities		203	144
Insurance contracts liability (asset) opening balance		238	180
Insurance revenue
Contracts under the fair value approach		0	0
Contracts under the modified retrospective approach		0	0
Other contracts		0	0
Total insurance revenue		0	0
Insurance service expenses
Incurred claims and other insurance service expenses		316	286
Amortisation of insurance acquisition cash flows		0	0
Losses and reversal of losses on onerous contracts		0	0
Adjustments to liabilities for incurred claims		1	11
Total insurance service expenses		317	297
Investment components		818	549
Insurance service result		1,135	846
Net finance (income)/expense from insurance contracts		1	(4)
Other movements recognised in the statement of profit or loss		(13)
Effect of movements in exchange rates		8	(3)
Total changes in the statement of profit or loss and other comprehensive income		1,131	839
Cash flows
Premiums received		0	0
Claims and other insurance service expenses paid, including investment components, and other cash flows		(1,112)	(880)
Insurance acquisition cash flows		0	0
Total cash flows		(1,112)	(880)
Other movements		22	99
Insurance contracts liability (asset) closing balance		279	238	180
Closing assets		56	35	36
Closing liabilities		$ 223	$ 203	$ 144

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.